Marketing and Sales - Summary of Marketing and Sales (Details) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Marketing And Sales [Line Items]
Marketing and sales	$ 4,342,591	$ 21,241	$ 42,453
Marketing and Promotional Expenditures
Marketing And Sales [Line Items]
Marketing and sales	141,490	$ 21,241	$ 42,453
Consultancy Services Relating to Business Development
Marketing And Sales [Line Items]
Marketing and sales	3,047,270
Amortisation of Contract Costs
Marketing And Sales [Line Items]
Marketing and sales	$ 1,153,831